Structured entities - Summary of Unconsolidated Structured Entities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		¥ 1,182,927	¥ 941,402
Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,365	20,806
Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,124,584	874,586
Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		24,836	25,464
Securitized Products [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		461,309	401,642
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		461,309	401,642
Foreign Corporate Bonds [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[1]	217,935	207,684
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	11,365	20,806
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	206,570	186,878
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[2]	503,683	332,076
Investment funds [member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	456,705	286,066
Investment funds [member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	¥ 24,836	¥ 25,464

[1]	Foreign corporate bonds primarily include repackaged bonds.
[2]	Other investments primarily include investment funds.